Accounting Changes Split Adjustments Reclassifications and Corrections of Non-Material Errors - Summary of Impact on Transition to IFRS 16 (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Jan. 01, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of significant accounting policies [line items]
Right of use assets	$ 2,967,374	$ 59,195,257	$ 70,818,314		$ 72,760,580
Lease liability		$ 63,184,128	$ 68,148,627		$ 70,651,797
IFRS 16 [member]
Disclosure of significant accounting policies [line items]
Right of use assets				$ 72,760,580
Lease liability				$ 70,651,797